18. Property, Plant and Equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	R$ 9,829,450	R$ 8,934,303
Additions/Reversal of impairment	1,469,480	1,316,415	R$ 807,833
Depreciation	(389,311)	(379,041)
Loss on disposal	(68,450)	(64,508)
Capitalizations	0
Transfers/ Reclassifications	(505)	22,281
Property, plant and equipment, ending	10,840,663	9,829,450	8,934,303
In service
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	6,016,795	6,100,705
Additions/Reversal of impairment	1,497	72,332
Depreciation	(389,311)	(379,041)
Loss on disposal	(62,959)	(40,639)
Capitalizations	873,381
Transfers/ Reclassifications	(190,826)	263,438
Property, plant and equipment, ending	6,248,577	6,016,795	6,100,705
In service | Reservoirs, dams and aqueducts
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	2,566,727	2,683,512
Additions/Reversal of impairment	0	0
Depreciation	(144,991)	(144,484)
Loss on disposal	(1)	(2,160)
Capitalizations	4,739
Transfers/ Reclassifications	0	29,859
Property, plant and equipment, ending	2,426,474	2,566,727	2,683,512
In service | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	2,665,935	2,663,972
Additions/Reversal of impairment	0	0
Depreciation	(199,846)	(188,988)
Loss on disposal	(61,959)	(37,685)
Capitalizations	760,887
Transfers/ Reclassifications	(190,875)	228,637
Property, plant and equipment, ending	2,974,141	2,665,935	2,663,972
In service | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	510,923	544,372
Additions/Reversal of impairment	0	0
Depreciation	(35,931)	(36,347)
Loss on disposal	(500)	(773)
Capitalizations	4,716
Transfers/ Reclassifications	0	3,671
Property, plant and equipment, ending	479,208	510,923	544,372
In service | Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	262,378	264,761
Additions/Reversal of impairment	0	0
Depreciation	(2,897)	(2,935)
Loss on disposal	(83)	(3)
Capitalizations	97,704
Transfers/ Reclassifications	0	555
Property, plant and equipment, ending	357,102	262,378	264,761
In service | Vehicles and aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	10,342	15,671
Additions/Reversal of impairment	0	0
Depreciation	(4,484)	(5,492)
Loss on disposal	(392)	(6)
Capitalizations	300
Transfers/ Reclassifications	0	169
Property, plant and equipment, ending	5,766	10,342	15,671
In service | Furniture and tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	5,514	5,782
Additions/Reversal of impairment	0	0
Depreciation	(1,171)	(803)
Loss on disposal	(24)	(12)
Capitalizations	5,047
Transfers/ Reclassifications	49	547
Property, plant and equipment, ending	9,416	5,514	5,782
In service | Provision for impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	(4,986)	(77,318)
Additions/Reversal of impairment	1,497	72,332
Depreciation	0	0
Loss on disposal	0	0
Capitalizations	0
Transfers/ Reclassifications	0	0
Property, plant and equipment, ending	(3,489)	(4,986)	(77,318)
In service | Special Obligations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	(38)	(46)
Additions/Reversal of impairment	0	0
Depreciation	9	8
Loss on disposal	0	0
Capitalizations	(12)
Transfers/ Reclassifications	0	0
Property, plant and equipment, ending	(41)	(38)	(46)
In progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	3,812,655	2,833,598
Additions/Reversal of impairment	1,467,983	1,244,083
Depreciation	0	0
Loss on disposal	(13,092)	(23,869)
Capitalizations	(873,381)
Transfers/ Reclassifications	190,321	(241,157)
Property, plant and equipment, ending	4,592,086	3,812,655	2,833,598
In progress | Provision for impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	(1,210,358)	(1,136,105)
Additions/Reversal of impairment	12,665	(74,253)
Depreciation	0	0
Loss on disposal	0	0
Capitalizations	0
Transfers/ Reclassifications	0	0
Property, plant and equipment, ending	(1,197,693)	(1,210,358)	(1,136,105)
In progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	5,023,013	3,969,703
Additions/Reversal of impairment	1,455,318	1,318,336
Depreciation	0	0
Loss on disposal	(5,491)	(23,869)
Capitalizations	(873,381)
Transfers/ Reclassifications	190,321	(241,157)
Property, plant and equipment, ending	R$ 5,789,779	R$ 5,023,013	R$ 3,969,703